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Geneva SMID Cap Growth Fund

Investor Class
(Trading Symbol: GCSDX)

Institutional Class
(Trading Symbol: GCSVX)

A series of Series Portfolios Trust

August 2, 2023

Supplement to the Summary Prospectus and Prospectus
dated December 29, 2022

This supplement makes the following amendments to disclosures in the Geneva SMID Cap Growth Fund’s Summary Prospectus and Prospectus.

The Geneva SMID Cap Growth Fund (the “Fund”) has a policy to invest, under normal circumstances, at least 80% of its net assets in small- and mid-cap companies. The Fund has revised the market capitalization range of small- and mid-cap companies for purposes of applying the Fund’s 80% policy. Previously, the Fund considered small- and mid-cap companies to be U.S. companies whose market capitalizations were generally within the market capitalization range of the companies represented in the Russell 2500™ Growth Index at the time of purchase. Effective immediately, small- and mid-cap companies are defined as U.S. companies that do not exceed the market capitalization of the largest company included in the Russell Midcap® Index at the time of purchase.
Accordingly, effective immediately, the Fund’s disclosures are revised as follows:
Supplement Closing [Text Block]	ck0001650149_SupplementClosing	Please retain this supplement with your Prospectus and Summary Prospectus
Geneva SMID Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Geneva SMID Cap Growth Fund
Strategy [Heading]	rr_StrategyHeading	The second paragraph under the sub-heading “Principal Investment Strategies” on page 2 of the “Summary Section” of the Summary Prospectus and Prospectus is hereby deleted and replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund’s investment focus is on U.S. companies (companies that are headquartered or have primary operations in the U.S.) that are small capitalization (“small cap”) and medium capitalization (“mid cap”) companies. The Fund considers a company to be a small cap or mid cap company if it has a market capitalization no larger than the largest capitalized company included in the Russell Midcap® Index at the time of purchase, although the Fund may invest in companies that have a market capitalization above the largest capitalized company included in the Russell Midcap® Index. As of June 30, 2023, the market capitalization range of companies comprising the Russell Midcap® Index was between $1.3 billion and $51.4 billion. Under normal circumstances, the Fund invests at least 80% of its net assets in small cap and mid cap companies. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security. Because the Fund seeks out long-term investments and may continue to hold a security whose market capitalization increases or decreases, a substantial portion of the Fund’s holdings can have market capitalizations above the largest capitalized company included in the Russell Midcap® Index at any given time. In selecting growth stocks for the Fund, the Adviser emphasizes a “bottom-up” fundamental analysis (i.e., developing an understanding of the specific company through research, meetings with management and analysis of the company’s financial statements and public disclosures). In doing so, the Adviser seeks to identify companies with conservative balance sheets, high return on equity and return on assets, and high historical and projected revenue and earnings growth. The Adviser’s “bottom-up” approach is supplemented by “top-down” considerations (i.e., reviewing general economic conditions and analyzing their effect on various industries). At times, the Adviser’s bottom-up investment selection process may result in the Fund’s portfolio being overweight or underweight in one or more sector or industries relative to the Russell 2500™ Growth Index, the Fund’s benchmark index.
Geneva SMID Cap Growth Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GCSDX
Geneva SMID Cap Growth Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GCSVX